Derivatives	12 Months Ended
Dec. 31, 2021
Derivatives
Derivatives

14 Derivatives

Derivative is a term covering a wide range of financial instruments that derive their fair value from an underlying rate or price, for example interest rates or exchange rates (the underlying). NatWest Group uses derivatives as a part of its trading activities, to manage its own risks such as interest rate, foreign exchange, or credit risk and in certain customer transactions. This note shows contracted volumes of derivatives, how they are used for hedging purposes and more specifically the effects of the application of hedge accounting.

For accounting policy information see Accounting policies note 10 and 15.

	2021			2020
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,167	38,517	39,286	3,328	52,239	55,107
Interest rate contracts	8,919	67,458	61,206	10,703	114,115	105,214
Credit derivatives	14	154	343	15	161	376
Equity and commodity contracts	—	10	—	1	8	8
		106,139	100,835		166,523	160,705

NatWest Group applies hedge accounting to reduce the accounting mismatch caused in the income statement by using derivatives to hedge the following risks: interest rate, foreign exchange and net investment in foreign operations.

NatWest Group’s interest rate hedging relates to the management of NatWest Group’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates on its financial instruments. NatWest Group manages this risk within approved limits. Residual risk positions are hedged with derivatives, principally interest rate swaps.

Suitable larger fixed rate financial instruments are subject to fair value hedging; the remaining exposure, where possible, is hedged by derivatives designated as cash flow hedges.

Cash flow hedges of interest rate risk relate to exposures to the variability in future interest payments and receipts due to the movement of benchmark interest rates on forecast transactions and on financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps, which convert variable cash flows into fixed. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant benchmark rates, most notably LIBOR, EURIBOR, SONIA and the Bank of England Official Bank Rate. The variability in cash flows due to movements in the relevant benchmark rate is hedged; this risk component is identified using the risk management systems of NatWest Group and encompasses the majority of cash flow variability risk.

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in financial assets and financial liabilities to floating. The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the benchmark interest rate risk component of the hedged item. The significant benchmarks identified as risk components are LIBOR, EURIBOR and SONIA. These risk components are identified using the risk management systems of NatWest Group and encompass the majority of the hedged item’s fair value risk.

NatWest Group hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. NatWest Group reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in NatWest Group where payments are denominated in currencies other than the functional currency. Residual risk positions are hedged with forward foreign exchange contracts, fixing the exchange rate the payments will be settled in. The derivatives are documented as cash flow hedges.

For all cash flow hedging and fair value hedge relationships, and net investment hedging, NatWest Group determines that there is an adequate level of offsetting between the hedged item and hedging instrument at inception and on an ongoing basis. This is achieved by comparing movements in the fair value of the expected highly probable forecast interest cash flows/fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is assessed on a cumulative basis over a time period management determines to be appropriate. NatWest Group uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting. Hedge ineffectiveness is measured and recognised in the income statement as it arises.

IBOR reform - NatWest Group in the year continued to apply, for relationships directly affected by interest rate benchmark reform, Interest Rate Benchmark Reform Amendments to IAS 39 and IFRS 7 issued September 2019 (“Phase 1 relief”) and Interest Rate Benchmark Reform – Phase 2 Amendments to IAS 39 and IFRS 7 issued August 2020 (“Phase 2 relief”).

Significant transitions in the year were the GBP, JPY and CHF derivatives subject to cash flow and fair value hedging transitioned as part of the LCH ‘big bang’ conversion in December 2021. The swaps were restructured to reprice off the appropriate risk free rate from the next repricing date post 31 December 2021 plus a spread adjustment. All impacted hedge accounting relationships had their designations updated to reflect this transition.

USD cash flow and fair value hedges of interest rate risk that mature post 30 June 2023 continue to be directly affected by interest rate benchmark reform.

14 Derivatives continued

Included in the table below are derivatives held for hedging purposes as follows:

	2021				2020
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.6	1,176	2,057	897	65.5	1,878	3,844	(875)

Cash flow hedging
Interest rate contracts	133.1	952	1,149	(931)	128.8	2,035	1,210	217
Exchange rate contracts	7.3	30	109	27	10.8	37	116	(55)

Net investment hedging
Exchange rate contracts	0.5	11	1	7	0.2	—	9	11
	206.5	2,169	3,316	—	205.3	3,950	5,179	(702)
IFRS netting/Clearing house settlements		(2,125)	(3,196)			(3,857)	(5,049)
		44	120			93	130

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

The notional of hedging instruments affected by interest rate benchmark reform is as follows:

	2021	2020
	£bn	£bn
Fair value hedging
EURIBOR (1)	—	13.6
GBP LIBOR	—	11.2
USD LIBOR (2)	20.2	26.6
Other currency LIBOR	—	1.1
Cash flow hedging
EURIBOR (1)	—	5.2
GBP LIBOR	—	51.7
SOFR (3)	0.2	—
USD LIBOR (2)	3.1	2.7

(1)	In 2021 management concluded that EURIBOR is not expected to be significantly reformed further and therefore any uncertainty due to interest benchmark rate reform for EURIBOR has ended.
(2)	In 2021 the FCA declared that USD LIBOR will be non-representative post 30 June 2023; at the time of preparing the 2020 disclosures this date was expected to be 31 December 2021.
(3)	Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.
(4)	Notional of £1 billion cross currency derivative contracts in cash flow hedge relationships will convert to repricing off the relevant risk-free rate at the first repricing date post cessation.

14 Derivatives continued

The following table shows the period in which the notional of hedging contract ends:

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	0.9	2.5	5.5	5.7	6.2	4.9	4.5	30.2
Hedging liabilities - interest rate risk	1.1	4.2	11.8	9.3	8.4	0.6	0.0	35.4
Cash flow hedging
Hedging assets
Interest rate risk	5.4	8.1	14.3	24.5	11.4	—	—	63.7
Average fixed interest rate (%)	1.40	1.19	1.35	0.65	0.82	—	—	0.97
Hedging liabilities
Interest rate risk	8.8	21.1	33.0	3.3	2.5	0.7	—	69.4
Average fixed interest rate (%)	0.50	0.24	0.41	0.47	1.01	4.55	—	0.44
Hedging assets
Exchange rate risk	—	—	—	—	—	—	—	—
Hedging liabilities
Exchange rate risk	0.1	2.4	3.5	1.3	—	—	—	7.3
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5
2020
Fair value hedging
Hedging assets - interest rate risk	1.2	2.3	6.3	7.4	8.9	5.1	4.2	35.4
Hedging liabilities - interest rate risk	—	0.6	10.1	11.6	7.1	0.5	0.2	30.1
Cash flow hedging
Hedging assets
Interest rate risk	0.7	10.5	19.3	13.9	10.5	0.1	—	55.0
Average fixed interest rate (%)	1.28	1.22	1.51	1.06	0.92	3.12	—	1.23
Hedging liabilities
Interest rate risk	1.6	28.9	36.8	3.4	2.4	0.7	—	73.8
Average fixed interest rate (%)	1.14	0.78	0.37	1.25	0.65	4.55	—	0.64
Hedging assets
Exchange rate risk	—	—	0.1	—	—	—	—	0.1
Hedging liabilities
Exchange rate risk	—	3.3	5.3	1.0	1.1	—	—	10.7
Net investment hedging
Exchange rate risk	0.1	0.1	—	—	—	—	—	0.2

For cash flow hedging of exchange rate risk, the average foreign exchange rates applicable across the relationships were as below for the main currencies hedged.

	2021	2020
INR/GBP	106.58	95.29
USD/GBP	1.38	1.36
CHF/GBP	1.25	n/a
JPY/GBP	132.93	132.93
JPY/EUR	n/a	120.21
CNH/GBP	8.74	n/a

For net investment hedging of exchange rate risk, the average foreign exchange rates applicable were as below for the main currencies hedged.

	2021	2020
SEK/GBP	11.74	11.15
DKK/GBP	8.85	8.28
NOK/GBP	12.12	12.73
AED/USD	3.67	n/a
USD/GBP	1.32	n/a

14 Derivatives continued

The table below analyses assets and liabilities subject to hedging derivatives.

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2021	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,603	701	(478)	69
Other financial assets - securities	30,882	518	(1,576)	—
Total	37,485	1,219	(2,054)	69

Other financial liabilities - debt securities in issue	34,371	454	953	—
Subordinated liabilities	6,235	(9)	255	—
Total	40,606	445	1,208	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	63,025		1,984
Other financial assets - securities	714		26
Total	63,739		2,010

Cash flow hedging - interest rate
Bank and customer deposits	68,383		(1,084)
Other financial liabilities - debt securities in issue	1,006		(21)
Total	69,389		(1,105)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	21		—
Other financial assets - securities	2		—
Total	23		—

Other financial liabilities - debt securities in issue	6,337		(5)
Subordinated liabilities	742		(12)
Other	200		(10)
Total	7,279		(27)

2020
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,858	1,228	323	77
Other financial assets - securities	35,754	2,268	1,568	—
Total	42,612	3,496	1,891	77

Other financial liabilities - debt securities in issue	29,317	1,336	(746)	—
Subordinated liabilities	6,441	293	(268)	10
Total	35,758	1,629	(1,014)	10

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	53,335		(601)
Other financial assets - securities	1,550		(16)
Total	54,885		(617)

Cash flow hedging - interest rate
Bank and customer deposits	72,880		409
Other financial liabilities - debt securities in issue	1,014		13
Total	73,894		422

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	112		1
Other financial assets - securities	30		—
Total	142		1

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	6,272		20
Subordinated liabilities	4,194		36
Other	152		(2)
Total	10,618		54

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.

14 Derivatives continued

The following risk exposures will be affected by interest rate benchmark reform (notional, hedged adjustment):

	2021		2020
		Hedged		Hedged
	Notional	adjustment	Notional	adjustment
	£bn	£m	£bn	£m
Fair value hedging
EURIBOR (1)	—	—	15.1	27
GBP LIBOR	—	—	11.4	1,178
USD LIBOR (2)	21.8	7	28.1	(427)
Other currency LIBOR	—	—	1.1	1
Cash flow hedging
EURIBOR (1)	—	—	4.1	(76)
GBP LIBOR	—	—	10.5	(473)
USD LIBOR (2)	3.3	21	2.7	(61)
BOE Base rate (3)	—	—	40.7	(156)
ECB REFI rate (3)	—	—	1.2	—
SONIA (3)	—	—	0.6	4

(1)	In 2021 management concluded that EURIBOR is not expected to be significantly reformed further and therefore any uncertainty due to interest benchmark rate reform for EURIBOR has ended.
(2)	In 2021 the FCA declared that USD LIBOR will be non-representative post 30 June 2023; at the time of preparing the 2020 disclosures this date was expected to be 31 December 2021.
(3)	Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.
(4)	Notional of £6.5 billion GBP LIBOR hedged items in cash flow hedge relationships will convert to repricing off SONIA at the first repricing date post cessation.

14 Derivatives continued

The following table shows an analysis of the pre-tax cash flow hedge reserve and foreign exchange hedge reserve.

	2021		2020
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(295)	—	695	—
Foreign exchange risk	23	53	22	(13)

De-designated
Interest rate risk	(297)	—	(424)	—
Foreign exchange risk	10	(759)	(1)	(775)
Total	(559)	(706)	292	(788)

	2021		2020
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	(700)	—	318	—
Foreign exchange risk	13	88	3	(57)
Total	(687)	88	321	(57)

Amount transferred from equity to earnings
Interest rate risk to net interest income	(181)	—	(19)	—
Interest rate risk to non-interest income (1)	20	—	—	—
Foreign exchange risk to net interest income	(4)	2	(35)	—
Foreign exchange risk to non-interest income	1	(2)	—	2
Foreign exchange risk to operating expenses	3	—	4	—
Total	(161)	—	(50)	2

(1)	There was £20 million reclassified from the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.

Hedge ineffectiveness recognised in other operating income comprises:

	2021	2020	2019
	£m	£m	£m
Fair value hedging
(Losses)/gains on hedged items attributable to the hedged risk	(846)	877	610
Gains/(losses) on the hedging instruments	897	(875)	(585)
Fair value hedging ineffectiveness	51	2	25
Cash flow hedging
Interest rate risk	(26)	22	23
Cash flow hedging ineffectiveness	(26)	22	23
Total	25	24	48

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

-	The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).
-	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and

Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).